Deferred income tax (Details 1) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Deferred income tax [Abstract]
Deferred income tax asset, net	$ 43,129	$ 25,881
Deferred income tax liability, net	15,790	12,330
Deferred tax liability (asset)	$ 27,339	$ 13,551	$ 28,912